Interim condensed consolidated statement of comprehensive income - COP ($) $ in Millions	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Interim condensed consolidated statement of comprehensive income
Net profit for the period	$ 27,530,825	$ 11,274,986
Unrealized (loss) gain on hedges:
Cash flow hedge for future exports	(1,594,964)	(203,504)
Hedge of a net investment in a foreign operation	(3,643,730)	(1,956,114)
Cash flow hedge with derivative instruments	41,885	(116,834)
Equity instruments measured at fair value:
Financial instruments measured at fair value	(1,478)	(62)
Foreign currency translation	10,991,556	3,554,790
Realized other comprehensive income for joint venture sales		(361,728)
Items that may be reclassified subsequently to profit or loss (net of tax):	5,793,269	916,548
Items that will not be reclassified to profit or loss in subsequent periods (net of taxes):
Remeasurement loss on defined benefit plans	(1,040,172)	(269,207)
Other comprehensive income that will not to be reclassified to profit or loss in subsequent periods -net of taxes	(1,040,172)	(269,207)
Other comprehensive income, net of tax	4,753,097	647,341
Total comprehensive income, net of tax	32,283,922	11,922,327
Comprehensive income attributable to:
Owners of the parent	26,947,470	11,270,715
Non-controlling interest	5,336,452	651,612
Total comprehensive income, net of tax	$ 32,283,922	$ 11,922,327